Net debt (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Current Assets, Short and Long Term Borrowings

	Listing exchange	2020 £m	2019 £m
Current assets:
Liquid investments		78	79
Cash and cash equivalents		6,292	4,707
Cash and cash equivalents reported in Assets held for sale		—	507

		6,370	5,293

Short-term borrowings:
Commercial paper		(17)	(3,586)
Bank loans, overdrafts and other		(1,128)	(434)
Drawn bank facility		—	(1,000)
EURIBOR +0.20% € Euro Medium Term Note 2020	London Stock Exchange	—	(638)
0.000% € Euro Medium Term Note 2020	London Stock Exchange	—	(1,020)
LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	(549)	—
EURIBOR +60% € Euro Medium Term Note 2021	London Stock Exchange	(1,351)	—
0.000% € Euro Medium Term Note 2021	London Stock Exchange	(450)	—
Lease liabilities		(230)	(240)

		(3,725)	(6,918)

Long-term borrowings:
3.125% US$ US Medium Term Note 2021	New York Stock Exchange	—	(944)
LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	—	(567)
EURIBOR +0.60% € Euro Medium Term Note 2021	London Stock Exchange	—	(1,281)
0.000% € Euro Medium Term Note 2021	London Stock Exchange	—	(426)
2.850% US$ US Medium Term Note 2022	New York Stock Exchange	(1,463)	(1,509)
2.875% US$ US Medium Term Note 2022	New York Stock Exchange	(1,097)	(1,132)
2.800% US$ US Medium Term Note 2023	New York Stock Exchange	(913)	(941)
0.125% € Euro Medium Term Note 2023	London Stock Exchange	(673)	—
Exchangeable US$ US Medium Term Note 2023	New York Stock Exchange	(199)	—
3.375% US$ US Medium Term Note 2023	New York Stock Exchange	(912)	(941)
0.000% € Euro Medium Term Note 2023	London Stock Exchange	(450)	(425)
0.534% US$ US Medium Term Note 2023	New York Stock Exchange	(913)	—
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(728)	(751)
1.375% € Euro Medium Term Note 2024	London Stock Exchange	(894)	(844)
4.000% € Euro Medium Term Note 2025	London Stock Exchange	(670)	(633)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(728)	(751)
1.000% € Euro Medium Term Note 2026	London Stock Exchange	(628)	(593)
1.250% € Euro Medium Term Note 2026	London Stock Exchange	(896)	(846)
3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(595)	(594)
1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(742)	—
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,278)	(1,319)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(723)	(746)
1.375% € Euro Medium Term Note 2029	London Stock Exchange	(447)	(422)
1.750% € Euro Medium Term Note 2030	London Stock Exchange	(672)	(635)
5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(983)	(983)
5.375% US$ US Medium Term Note 2034	New York Stock Exchange	(363)	(375)
1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(743)	—
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(1,996)	(2,061)
6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(695)	(694)
5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(987)	(987)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(359)	(371)
4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(789)	(789)
Other long-term borrowings		(2)	(20)
Lease liabilities		(887)	(1,010)

		(23,425)	(23,590)

Net debt		(20,780)	(25,215)

Schedule of Lease Obligations
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2020 £m	2019 £m
Rental payments due within one year	230	240
Rental payments due between one and two years	207	227
Rental payments due between two and three years	126	119
Rental payments due between three and four years	96	105
Rental payments due between four and five years	86	93
Rental payments due after five years	372	466

Total lease liabilities	1,117	1,250